Leases - Narrative (Details) - USD ($)	Feb. 24, 2023	Oct. 01, 2022	Sep. 24, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on disposal of termination right of use asset		$ 184,641
Third amendment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tenant Improvements			$ 49,435,000
Additional Monthly Base Rent Payments			$ 492,625
Fourth Amendment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional Monthly Base Rent Payments	$ 50,000
Additional tenant improvements	$ 4,000,000